EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments accounted for using equity method [abstract]
Schedule of Disclosure of ownership interest, voting interest, and carrying value of joint ventures
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2025 and 2024:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2025	2024	2025	2024	2025	2024
Business services	11% - 50%	11% - 50%	11% - 50%	11% - 50%	$881	$717
Infrastructure services	13% - 50%	17% - 50%	13% - 50%	17% - 50%	675	969
Industrials	23% - 54%	13% - 54%	23% - 67%	13% - 50%	938	639
Total					$2,494	$2,325

Schedule of Disclosure of ownership interest, voting interest, and carrying value of associates
The following table presents the economic interest, voting interest and carrying value of the partnership’s equity accounted investments as at December 31, 2025 and 2024:

(US$ MILLIONS, except as noted)	Economic interest (%)		Voting interest (%)		Carrying value
	2025	2024	2025	2024	2025	2024
Business services	11% - 50%	11% - 50%	11% - 50%	11% - 50%	$881	$717
Infrastructure services	13% - 50%	17% - 50%	13% - 50%	17% - 50%	675	969
Industrials	23% - 54%	13% - 54%	23% - 67%	13% - 50%	938	639
Total					$2,494	$2,325

Schedule of Disclosure of change in equity investments
The following table presents the change in the equity accounted investments balance for the years ended December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$2,325	$2,154
Additions (cash and non-cash)	653	372
Dispositions	(159)	(29)
Share of net income (loss)	42	90
Share of other comprehensive income (loss)	12	(13)
Distributions received	(409)	(206)
Foreign currency translation and other	30	(43)
Balance at end of year	$2,494	$2,325

Schedule ofDisclosure of interests in joint ventures
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2025 and 2024:

	Year ended December 31, 2025
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services (1)	$5,096	$45,777	$50,873	$2,156	$44,400	$46,556	$4,317
Infrastructure services	2,302	7,352	9,654	1,599	4,635	6,234	3,420
Industrials	1,490	4,255	5,745	950	2,025	2,975	2,770
Total	$8,888	$57,384	$66,272	$4,705	$51,060	$55,765	$10,507
____________________________________

(1)Includes mortgage receivables and debt related to securitized mortgages at the partnership’s Canadian residential and multi-family mortgage lender.

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$1,629	$6,977	$8,606	$1,853	$4,580	$6,433	$2,173
Infrastructure services	2,350	7,708	10,058	1,452	4,565	6,017	4,041
Industrials	1,257	1,649	2,906	564	1,041	1,605	1,301
Total	$5,236	$16,334	$21,570	$3,869	$10,186	$14,055	$7,515
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$2,688	$101	$(3)	$98
Infrastructure services	6,618	(77)	89	12
Industrials	3,455	(34)	(7)	(41)
Total	$12,761	$(10)	$79	$69

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$1,345	$(79)	$(2)	$(81)
Infrastructure services	6,037	(24)	(77)	(101)
Industrials	2,388	130	1	131
Total	$9,770	$27	$(78)	$(51)

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$731	$115	$—	$115
Infrastructure services	6,249	100	6	106
Industrials	2,690	71	(5)	66
Total	$9,670	$286	$1	$287

Schedule of Disclosure of interests in associates
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as at December 31, 2025 and 2024:

	Year ended December 31, 2025
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services (1)	$5,096	$45,777	$50,873	$2,156	$44,400	$46,556	$4,317
Infrastructure services	2,302	7,352	9,654	1,599	4,635	6,234	3,420
Industrials	1,490	4,255	5,745	950	2,025	2,975	2,770
Total	$8,888	$57,384	$66,272	$4,705	$51,060	$55,765	$10,507
____________________________________

(1)Includes mortgage receivables and debt related to securitized mortgages at the partnership’s Canadian residential and multi-family mortgage lender.

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets
Business services	$1,629	$6,977	$8,606	$1,853	$4,580	$6,433	$2,173
Infrastructure services	2,350	7,708	10,058	1,452	4,565	6,017	4,041
Industrials	1,257	1,649	2,906	564	1,041	1,605	1,301
Total	$5,236	$16,334	$21,570	$3,869	$10,186	$14,055	$7,515
The following tables summarize the gross amounts of revenues, net income and other comprehensive income from the partnership’s equity accounted investments for the years ended December 31, 2025, 2024 and 2023:

	Year ended December 31, 2025
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$2,688	$101	$(3)	$98
Infrastructure services	6,618	(77)	89	12
Industrials	3,455	(34)	(7)	(41)
Total	$12,761	$(10)	$79	$69

	Year ended December 31, 2024
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$1,345	$(79)	$(2)	$(81)
Infrastructure services	6,037	(24)	(77)	(101)
Industrials	2,388	130	1	131
Total	$9,770	$27	$(78)	$(51)

	Year ended December 31, 2023
	Total
(US$ MILLIONS)	Revenues	Net income	OCI	Total comprehensive income
Business services	$731	$115	$—	$115
Infrastructure services	6,249	100	6	106
Industrials	2,690	71	(5)	66
Total	$9,670	$286	$1	$287